Document and Entity Information	Mar. 15, 2021
Cover [Abstract]
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001595974
Document Type	8-K
Document Period End Date	Mar. 15, 2021
Entity Registrant Name	MAGNITE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36384
Entity Tax Identification Number	20-8881738
Entity Address, Address Line One	12181 Bluff Creek Drive
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Los Angeles
Entity Address, Postal Zip Code	90094
City Area Code	(310)
Local Phone Number	207-0272
Security 12b Title	Common stock, par value $0.00001 per share
Trading Symbol	MGNI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false